Inventories - Disclosure of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished goods	€ 164	€ 149
Work in progress	332	299
Raw materials	111	94
Stores and supplies	64	69
Adjustments	(28)	(20)
Total inventories	€ 643	€ 591